Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payments
Schedule of outstanding granted options

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2018	Granted in 2018	Exercised in 2018	Forfeited in 2018	At 31 December 2018	Exercise Price

31 December 2008	26,122	-	-	26,122	-	£1.425
31 December 2008	3,000	-	-	3,000	-	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	41,766	-	-		41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	4,000	31,796	£4.19

9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	450,000	430,000	£0.075
11 July 2014	2,000	-	-	-	2,000	£0.075
31 October 2016	50,000	-	-	-	50,000	£1.710
31 October 2016	607,600	-	-	139,375	468,225	£2.680
14 December 2016	8,000	-	-	-	8,000	£1.550
14 December 2016	10,000	-	-	-	10,000	£1.700
14 December 2016	40,000	-	-	-	40,000	£1.870
14 December 2016	40,000	-	-	7,500	32,500	£1.880
15 December 2016	102,000	-	-	10,000	92,000	£1.210
19 December 2016	1,104,250	-	-	386,875	717,375	£1.210
15 December 2017	1,351,250	-	-	433,500	917,750	£0.46
2 April 2018	-	20,000	-	-	20,000	£0.83
2 April 2018	-	90,000	-	-	90,000	£1.21
	4,529,894	110,000	-	(1,460,372)	3,179,522

Options exercisable at 31 December 2018	2,247,869
Weighted average exercise price of outstanding options at 31 December 2018	£1.101
Weighted average exercise price of options exercised in 2018	n/a
Weighted average exercise price of options forfeited in 2018	£0.799
Weighted average exercise price of options granted in 2018	£0.830
Weighted average remaining contractual life of outstanding options at 31 December 2018	5.7 years

Date of grant	At 1 January 2017	Granted in 2017	Exercised in 2017	Forfeited in 2017	At 31 December 2017	Exercise Price

31 December 2008	26,122	-	-	-	26,122	£1.425
31 December 2008	3,000	-	-	-	3,000	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	41,766	-	-		41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	-	35,796	£4.19

9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	-	880,000	£0.075
11 July 2014	3,000	-	-	1,000	2,000	£0.075
31 October 2016	50,000	-	-	-	50,000	£1.710
31 October 2016	607,600	-	-	-	607,600	£2.680
14 December 2016	8,000	-	-	-	8,000	£1.550
14 December 2016	10,000	-	-	-	10,000	£1.700
14 December 2016	3,000	-	-	3,000	-	£1.710
14 December 2016	3,000	-	-	3,000	-	£1.730
14 December 2016	3,000	-	-	3,000	-	£1.740
14 December 2016	40,000	-	-	-	40,000	£1.870
14 December 2016	40,000	-	-	-	40,000	£1.880
15 December 2016	197,000	-	-	95,000	102,000	£1.210
19 December 2016	1,110,000	-	-	5,750	1,104,250	£1.210
15 December 2017	-	1,351,250	-	-	1,351,250	£0.46
	3,289,394	1,351,250	-	(110,750)	4,529,894

Options exercisable at 31 December 2017	1,000,469
Weighted average exercise price of outstanding options at 31 December 2017	£1.003
Weighted average exercise price of options exercised in 2017	n/a
Weighted average exercise price of options forfeited in 2017	£1.242
Weighted average exercise price of options granted in 2017	£0.46
Weighted average remaining contractual life of outstanding options at 31 December 2017	8.3 years

Date of grant	At 1 January 2016	Granted in 2016	Exercised in 2016	Forfeited in 2016	At 31 December 2016	Exercise Price

31 December 2008	26,122	-	-	-	26,122	£1.425
31 December 2008	15,500	-	-	(12,500)	3,000	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	41,766	-	-		41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	-	35,796	£4.19

9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	-	880,000	£0.075
11 July 2014	5,000	-	-	(2,000)	3,000	£0.075
31 October 2016	-	50,000	-	-	50,000	£1.710
31 October 2016	-	607,600	-	-	607,600	£2.680
14 December 2016	-	8,000	-	-	8,000	£1.550
14 December 2016	-	10,000	-	-	10,000	£1.700
14 December 2016	-	3,000	-	-	3,000	£1.710
14 December 2016	-	3,000	-	-	3,000	£1.730
14 December 2016	-	3,000	-	-	3,000	£1.740
14 December 2016	-	40,000	-	-	40,000	£1.870
14 December 2016	-	40,000	-	-	40,000	£1.880
15 December 2016	-	197,000	-	-	197,000	£1.210
19 December 2016		1,110,000	-	-	1,110,000	£1.210
	1,232,294	2,071,600	-	(14,500)	3,289,394

Options exercisable at 31 December 2016	468,194
Weighted average exercise price of outstanding options at 31 December 2016	£1.234
Weighted average exercise price of options exercised in 2016	n/a
Weighted average exercise price of options forfeited in 2016	£3.446
Weighted average exercise price of options granted in 2016	£1.685
Weighted average remaining contractual life of outstanding options at 31 December 2016	8.6 years

Schedule of fair value of options granted

The following information is relevant in the determination of the fair value of options granted during the year 2018 under the equity share based remuneration schemes operated by the Group.

2018
Number of options	110,000
Option pricing models used	Monte-Carlo
Share price	£0.27*
Exercise price of options issued in year	£0.83-£1.21
Contractual life	10 years
Expected life	5 years
Volatility	45.2%**
Expected dividend yield	0%
Risk free rate	1.03%

*	The share price used in the determination of the fair value of the options granted in 2018 was the share price on the date of grant.
**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2017 under the equity share based remuneration schemes operated by the Group.

2017
Number of options	1,351,250
Option pricing models used	Monte-Carlo
Share price	£0.41*
Exercise price of options issued in year	£0.46
Contractual life	10 years
Expected life	5 years
Volatility	42.5%**
Expected dividend yield	0%
Risk free rate	0.73%

*	The share price used in the determination of the fair value of the options granted in 2017 was the share price on the date of grant.
**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2016 under the equity share based remuneration schemes operated by the Group.

2016
Number of options	2,071,600
Option pricing models used	Black Scholes
Share price	£1.143-£1.19*
Exercise price of options issued in year	£1.21-£2.68
Contractual life	10 years
Expected life	5 years
Volatility	40%**
Expected dividend yield	0%
Risk free rate	0.63%-0.74%

*	The share price used in the determination of the fair value of the options granted in 2016 was the average of the opening and closing share prices on the date of grant.
**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.